Cover	Aug. 04, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2021
Entity File Number	0-5703
Entity Registrant Name	Siebert Financial Corp
Entity Central Index Key	0000065596
Entity Tax Identification Number	11-1796714
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	535 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	644-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Title of 12(b) Security	Common Stock - $0.01 par value
Trading Symbol	SIEB
Security Exchange Name	NASDAQ